Loan Sales and Servicing Activities	12 Months Ended
Dec. 31, 2013
Loan Sales and Servicing Activities
Loan Sales and Servicing Activities

Note 6—Loan Sales and Servicing Activities

        The Company purchases and sells mortgage loans in the secondary mortgage market without recourse for credit losses. However, the Company maintains continuing involvement with the loans in the form of servicing arrangements and the liability under representations and warranties it makes to purchasers and insurers of the loans.

        The following table summarizes cash flows between the Company and transferees upon sale of mortgage loans in transactions where the Company maintains continuing involvement with the mortgage loans (primarily the obligation to service the loans on behalf of the loans' owners or owners' agents):

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Cash flows:
Sales proceeds	$17,006,460	$9,123,645	$655,724
Servicing fees received	$56,066	$11,197	$163
Net servicing advances	$4,207	$7,818	$538
Year end information:
UPB of loans outstanding at year end	$23,640,261	$9,847,509	$696,521
Delinquencies:
30 - 89 days	$410,927	$137,827	$5,272
90 days or more or in foreclosure or bankruptcy	$143,022	$54,795	$813

        The Company's mortgage servicing portfolio is summarized as follows:

	December 31, 2013
	Servicing rights owned	Contract servicing and subservicing	Total loans serviced
	(in thousands)
Agencies	$44,969,026	$—	$44,969,026
Affiliated entities	—	31,632,718	31,632,718
Private investors	969,794	89,361	1,059,155
Mortgage loans held for sale	506,540	—	506,540

	$46,445,360	$31,722,079	$78,167,439

Amount subserviced for the Company	$156,347	$582,610	$738,957

Delinquent mortgage loans:
30 days	$1,304,054	$263,518	$1,567,572
60 days	346,912	112,275	459,187
90 days or more	605,555	1,416,498	2,022,053

	2,256,521	1,792,291	4,048,812
Loans pending foreclosure	168,776	1,792,128	1,960,904

	$2,425,297	$3,584,419	$6,009,716

Custodial funds managed by the Company(1)	$568,161	$246,587	$814,748

	December 31, 2012
	Servicing rights owned	Contract servicing and subservicing	Total loans serviced
	(in thousands)
Agencies	$9,860,284	$—	$9,860,284
Affiliated entities	—	16,552,939	16,552,939
Private investors	1,321,584	—	1,321,584
Mortgage loans held for sale	417,742	—	417,742

	$11,599,610	$16,552,939	$28,152,549

Amount subserviced for the Company	$45,562	$375,818	$421,380

Delinquent mortgage loans:
30 days	$191,884	$187,653	$379,537
60 days	60,886	122,564	183,450
90 days or more	112,847	851,851	964,698

	365,617	1,162,068	1,527,685
Loans pending foreclosure	75,329	1,290,687	1,366,016

	$440,946	$2,452,755	$2,893,701

Custodial funds managed by the Company(1)	$263,562	$150,080	$413,642

(1)
Borrower and investor custodial cash accounts relate to loans serviced under the servicing agreements and are not recorded on the Company's consolidated balance sheets. The Company earns interest on custodial funds it manages on behalf of the loans' investors, which is recorded as part of the interest income in the Company's consolidated statements of income.

        Following is a summary of the geographical distribution of loans included in the Company's servicing portfolio for the top five and all other states as measured by the total UPB:

	December 31,
State	2013	2012
	(in thousands)
California	$30,320,616	$10,696,508
Texas	4,470,123	1,223,382
Virginia	3,769,683	*
Florida	3,416,274	1,385,286
Washington	2,760,900	1,143,849
Colorado	*	1,299,295
All other states	33,429,843	12,404,229

	$78,167,439	$28,152,549

*
State did not represent a top five state as of the respective date.

        Certain of the loans serviced by the Company are subserviced on the Company's behalf by other mortgage loan servicers. Loans are subserviced for the Company when the loans are secured by property in the State of Massachusetts where the Company is not licensed and a license is required to perform such services, or on a transitional basis for loans where the Company has obtained the rights to service the loans but servicing of the loans has not yet transferred to the Company's servicing system.